SUMMARY OF MATERIAL ACCOUNTING POLICIES - Useful life of intangible assets (Details)	12 Months Ended
Dec. 31, 2023
Indefinite Life C of A
Disclosure of detailed information about intangible assets
Indefinite useful life of intangible assets	Indefinite
Customer lists and municipal contracts | Bottom of range
Disclosure of detailed information about intangible assets
Estimated useful life	5 years
Customer lists and municipal contracts | Top of range
Disclosure of detailed information about intangible assets
Estimated useful life	10 years
Trade name, definite life C of A and other licenses | Bottom of range
Disclosure of detailed information about intangible assets
Estimated useful life	1 year
Trade name, definite life C of A and other licenses | Top of range
Disclosure of detailed information about intangible assets
Estimated useful life	15 years
Non-compete agreements
Disclosure of detailed information about intangible assets
Estimated useful life	5 years